Filed with the Securities and Exchange Commission on October 22, 2024
REGISTRATION NO. 002-81318
INVESTMENT COMPANY ACT NO. 811-03625

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 39
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 45

THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
(Exact Name of Registrant)
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
(Name of Depositor)
751 BROAD STREET
NEWARK, NEW JERSEY 07102-3714
(973) 802-6000
(Address and telephone number of Depositor’s principal executive offices)

MARGARET M. FORAN
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
751 BROAD STREET
NEWARK, NEW JERSEY 07102
(Name and address of agent for service)

COPIES TO:
ELIZABETH L. GIOIA
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

⊠	immediately upon filing pursuant to paragraph (b) of Rule 485
□	on May 1, 2024 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 39 to Registration Statement No. 002-81318 for the purpose of including in the Registration Statement a Prospectus supplement. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information included in Part A and Part B, respectively, of Post-Effective Amendment No. 38 filed on April 18, 2024.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
and
PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

Supplement dated October 22, 2024
to Prospectuses and Updating Summary Prospectus dated May 1, 2024
This Supplement should be read in conjunction with the current Prospectus and Updating Summary Prospectus (“Prospectus(es)”) for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectuses for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
This Supplement describes a change to the variable investment options available in your Annuity.
I (a). Merger Pending Shareholder Approval:
Subject to shareholder approval, effective on or about January 27, 2025 (the “Merger Effective Date”), the following Target Portfolio will be merged into the following Acquiring Portfolio. Upon completion of the merger, all references to the Target Portfolio in the Prospectuses will be deleted and replaced with the corresponding Acquiring Portfolio.

Target Portfolio	Acquiring Portfolio
AST Cohen & Steers Realty	AST Large-Cap Core Portfolio

On the Merger Effective Date, the Target Portfolio will no longer be available under your Annuity contract, and any Account Value allocated to the Sub-account investing in the Target Portfolio will be transferred to the Sub-account investing in the Acquiring Portfolio, as noted above. Your Account Value in the units of the Sub-account investing in the Acquiring Portfolio will be equal to your Account Value of the units of the Sub-account invested in the Target Portfolio immediately prior to the merger.

Please note that you may transfer Account Value out of your Target Portfolio into an investment option available under your Annuity contract for a period of 60 days prior to the Merger Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your Annuity contract. Also, for a period of 60 days after the Merger Effective Date, any Account Value that was transferred to your Acquiring Portfolio as a result of the merger can be transferred into an investment option available under your Annuity contract free of charge and will not count as one of your annual free transfers. It is important to note that any investment option into which you make your transfer will be subject to the transfer limitations described in your Prospectus. Please refer to your Prospectus for detailed information about investment options.

After the Merger Effective Date, the Target Portfolio will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a Target Portfolio will be deemed an instruction for the Acquiring Portfolio. This includes, but is not limited to, Systematic Withdrawals and Dollar Cost Averaging.

I (b). Portfolio Changes Contingent Upon Shareholder Approval of Merger:

Contingent on shareholder approval of the merger in Item I above, the following changes to the Acquiring Portfolio will be implemented on the Merger Effective Date. In addition, Portfolio expenses for the Acquiring Portfolio will be revised and are expected to lower the Portfolio’s effective management fee. More detailed information regarding the revised Portfolio expenses will be provided in a supplement at a later date.

PICA-SUP1

●
Portfolio Name Change
Current Portfolio Name	New Portfolio Name
AST Large-Cap Core Portfolio	AST Large-Cap Equity Portfolio

●
Portfolio Subadvisor Changes
Portfolio Name	Subadvisor Removal	Subadvisor Addition
AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)	Massachusetts Financial Services Company	ClearBridge Investments, LLC Dimensional Fund Advisors LP

●
Portfolio Addition
The AST Large-Cap Equity Portfolio (the Acquiring Portfolio) will be added as an investment option to your Annuity contract. Accordingly, the following is added to the table in “Appendix A – Portfolios Available Under the Annuity”.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-Year	5-Year	10-Year
Equity	AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)[1]♦ ClearBridge Investments, LLC Dimensional Fund Advisors LP J.P. Morgan Investment Management Inc. PGIM Quantitative Solutions, LLC	0.86%*	23.10%	12.69%	10.27%
* The Portfolio expenses will be revised and are expected to lower the Portfolio’s effective management fee. More detailed information regarding the revised Current Expenses will be provided in a supplement at a later date.

1 These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)
a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;
(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)
  a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market

PICA-SUP1

stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.

♦   This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

If you have any questions or would like another copy of the current Annuity or Fund Prospectuses, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PICA-SUP1

PART C
OTHER INFORMATION

ITEM 27. EXHIBITS:

Exhibit No.	Description
(a)

Resolution of the Board of Directors of The Prudential Insurance Company of America establishing The Prudential Individual Variable Contract Account. Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4, Registration No. 2-80897, filed April 24, 1998, on behalf of The Prudential Individual Variable Contract Account.

(b)	Not Applicable
(c)(1)

Distribution and Principal Underwriting Agreement by and among the Prudential Insurance Company of America and Prudential Annuities Distributors Inc. Incorporated by reference to Post-Effective Amendment No. 38 to Registration No. 2-81318, filed April 18, 2024.

(2)	Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010.
(3)	List of Broker Dealers selling under Original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010.
(4)	List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010.
(d)(1)

Individual Variable Annuity Contract (Form WVA-83). Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(2)

Special Page One to the Contract (Form WVA-83) for use in New York issues. Incorporated by reference to Post-Effective    Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(3)

Endorsement WVA2-83 to the Contract (Form WVA-83) for use in New Jersey issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(4)

Special Page Six WVA-83 to the Contract (Form WVA-83) for use in Oklahoma issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(5)

Special Page Six WVA-83 to the Contract (Form WVA-83) for use in California issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(6)

Endorsement WVA 3-83 to the Contract (Form WVA-83) for use in Tennessee issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(7)

Endorsement WVA 4-83 to the Contract (Form WVA-83 and VIP-84) for use in Texas issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(8)

Endorsement WVA 5-83 to the Contract (Form WVA-83) for use in Texas and Pennsylvania issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(9)

Endorsement WVA 6-83 to the Contract (Form WVA-83) for use in California issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(10)

Endorsement COMB 84889-83 to the Contract (Form WVA-83) for use in the District of Columbia and in all states except New York. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(11)

Endorsement COMB 84890-83 to the Contract (Form WVA-83) for use in the District of Columbia and in all states except New York. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(12)

Individual Variable Annuity Contract (Form VIP-84). Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(13)

Special Page One to the Contract (Form VIP-84). Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(14)

Special Page Nineteen to the Contract (Form VIP-84) for use in New York issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(15)

Special Page Four to the Contract (Form VIP-84) for use in Oklahoma issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(16)

Special Page Seven to the Contract (Form VIP-84) for use in Oklahoma issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(17)

Special Page Four to the Contract (Form VIP-84) for use in California issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(18)

Special Page Seven to the Contract (Form VIP-84) for use in California issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(19)

Endorsement VIP 3-84 to the Contract (Form VIP-84) for use in California issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(20)

Endorsement WVA 13-85 to the Contract (Form VIP-84) for use in all the states so that the Contract meets Internal Revenue Code Section 72(s) requirements for an annuity. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(21)

Endorsement VIP 6-85 to the Contract (Form VIP-84) for use in all the states so that the Contract meets Internal Revenue Code Section 72(s) requirements for an annuity. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(22)

Individual Variable Annuity Contract (Form VIP-86). Incorporated by reference to Post-Effective Amendment No. 26 to FormN-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(23)

Individual Variable Annuity Contract (Form VIP-86) revised. Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4, Registration No. 2-80897, filed April 24, 1998, on behalf of The Prudential Individual Variable Contract Account.

(24)

Special Jacket VIP-86 MN to the VIP-86 Contract for use in Minnesota issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(25)

Special Jacket VIP-86 NY to the VIP-86 Contract for use in New York issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(26)

Special Contract Data Page 3 (VIP-86) (MN) to the VIP-86 Contract for use in Minnesota issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(27)

Special Page 7 (VIP-86) (NY) to the VIP-86 Contract for use in New York issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(28)

Special Page 7 (VIP-86) (OK) to the VIP-86 Contract for use in Oklahoma issues. Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4, Registration No. 2-81318 filed April 25, 2000, on behalf of The Prudential Individual Variable Contract Account.

(29)

Special Page 8 (VIP-86)(SC) to the VIP-86 Contract for use in South Carolina issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(30)

Special Page 8 (VIP-86) (OK) to the VIP-86 Contract for use in Oklahoma issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(31)

Special Page 11 (VIP-86) (WA) to the VIP-86 Contract for use in Washington issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(32)

Special Page 11 (VIP-86) (SC) to the VIP-86 Contract for use in South Carolina issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(33)

Special Page 11 (VIP-86) (NY) to the VIP-86 Contract for use in New York issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(34)

Special Page 11 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(35)

Special Page 12 (VIP-86) (SC) to the VIP-86 Contract for use in South Carolina and Washington issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(36)

Special Page 12 (VIP-86) (NY) to the VIP-86 Contract for use in New York issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(37)

Special Page 12 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(38)

Special Page 13 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(39)

Special Page 14 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(40)

Special Back Jacket Page 18 (VIP-86) (MN) to the VIP-86 Contract for use in Minnesota issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(41)

Special Back Jacket Page 18 (VIP-86) (NY) to the VIP-86 Contract for use in New York issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(42)

Special Jacket VIP-86-P to the VIP-86 Contract for use in Pennsylvania issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(43)

Special Contract Data Page 3 (VIP-86) (MA) to the VIP-86 Contract for use in Massachusetts issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(44)

Special Page 7 (VIP-86) (PA) to the VIP-86 Contract for use in Pennsylvania issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(45)

Special Blank Page 13 (VIP-86)(MA) to the VIP-86 Contract for use in Massachusetts issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(46)

Special Blank Page 17 (VIP-86-P) to the VIP-86 Contract for use in Pennsylvania issues Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(47)

Special Back Jacket Page 18 (VIP-86-P) to the VIP-86 Contract for use in Pennsylvania issues. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(48)

Endorsement VIP 501-86 to the VIP-86 Contract for use in all states except Delaware, Georgia, Massachusetts, North Dakota, New York, Oregon, Pennsylvania and Texas. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(49)

Endorsement COMB 84890-83 to the VIP-86 Contract for use in Montana. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(50)

Endorsement Certification PLI 254-86 to the VIP-86 Contract for use in Pennsylvania. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(51)

Endorsement PLI 288-88 to the VIP-86 Contract. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(52)

Waiver of Withdrawal Charges rider ORD 88753-92 to the VIP-86 Contract (at issue). Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4, Registration No. 2-81318 filed April 25, 2000, on behalf of The Prudential Individual Variable Contract Account.

(53)

Waiver of Withdrawal Charges rider ORD 88754-92 to the VIP-86 Contract (after issue). Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(54)	Spousal Continuance rider ORD 89011-93. Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4, Registration No. 33-25434, filed April 27, 1999.
(55)	Endorsement altering the Assignment provision ORD 83922-95. Incorporated by reference to Post-Effective Amendment No. 20 to FormS-6, Registration No. 2-80897, filed February 27, 1995.
(e)(1)

Application Form VA 200 ED 07/83 for Individual Variable Annuity Contract (Form WVA-83). Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(2)

Application Form VA 200 ED 5/84 for Individual Variable Annuity Contract (Form VIP-84) for use by Prudential representatives. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(3)

Application Form VA 200B ED 5/84 for Individual Variable Annuity Contract (Form VIP-84) for use by Prudential Securities account executives. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(4)

Revised Application Form VA 200 ED 5/84-Non-Qualified for Individual Annuity Contract (Form VIP-84) for use by Prudential representatives. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(5)

Revised Application Form VA 200 Ed. 5/86-Non-Qualified. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(6)

Revised Application Form VA 200 Ed. 5/86-Non-Qualified (NY) for use in New York. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(7)

Revised Application Form VA 200 Ed. 9/86-Non-Qualified. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(8)

Revised Application Form VA 200 Ed. 11/86-Non-Qualified. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(9)	Application for VIP annuity contract ORD 87348-92. Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4, Registration No. 33-25434, filed April 27, 1999.
(10)	Supplement to the Application for a VIP contract ORD 87454-92. Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4, Registration No. 33-25434, filed April 27, 1999.
(f)(1)

Charter of The Prudential Insurance Company of America, as amended February 27, 2002. Incorporated by reference to Post-effective Amendment No. 8 on Form N-6, Registration No. 333-01031, filed February 14, 2003, on behalf of the Prudential Variable Contract Account GI-2.

(2)

By-Laws of The Prudential Insurance Company of America, as amended September 10, 2002. Incorporated by reference to Post-effective Amendment No. 8 on Form N-6, Registration No. 333-01031, filed February 14, 2003, on behalf of the Prudential Variable Contract Account GI-2.

(g)	Not Applicable.
(h)

Purchase Agreement between The Prudential Series Fund, Inc. and The Prudential Insurance Company of America. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 2-81318, filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.

(i)	Not Applicable.
(j)	Not Applicable.
(k)

Opinion of Counsel and consent to its use as to legality of the securities being registered. Incorporated by reference to Post-Effective Amendment No. 38 to Registration No. 2-81318, filed April 18, 2024.

(l)(1)	Written Consent of Independent Registered Public Accounting Firm. Filed Herewith
(2a)

Powers of Attorney: Robert D. Axel, Gilbert F. Casellas, Robert M. Falzon, Yanela C. Frias, Martina Hund-Mejean, Wendy E. Jones, Charles F. Lowrey, Kathleen A. Murphy, Sandra Pianalto, Christine A. Poon, Douglas A. Scovanner, and Michael A. Todman. Incorporated by reference to Post-Effective Amendment No. 38 to Registration No. 2-81318, filed April 18, 2024.

(2b)	Power of Attorney: Carmine Di Sibio. Filed Herewith
(m)	Not Applicable.
(n)	Not Applicable.
(o)	Not Applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICES WITH DEPOSITOR
Charles F. Lowrey	Chairman, President & Chief Executive Officer and Director
Robert M. Falzon	Vice Chairman and Director
Gilbert F. Casellas	Director
Carmine Di Sibio	Director
Martina Hund-Mejean	Director
Wendy E. Jones	Director
Kathleen A. Murphy	Director
Sandra Pianalto	Director
Christine A. Poon	Director
Douglas A. Scovanner	Director
Michael A. Todman	Director
Lucien A. Alziari	Executive Vice President and Chief Human Resources Officer
Caroline A. Feeney 213 Washington Street Newark, NJ 07102	Executive Vice President and Head of U.S. Businesses
Yanela C. Frias	Executive Vice President and Chief Financial Officer
Stacey Goodman	Executive Vice President and Chief Information Officer
Ann M. N. Kappler	Executive Vice President, General Counsel, and Chief Compliance Officer
Scott G. Sleyster	Executive Vice President, Market Competitiveness
Andrew F. Sullivan	Executive Vice President and Head of Head of International Businesses and PGIM
Robert D. Axel	Senior Vice President, Principal Accounting Officer and Controller
Michael Baker	Senior Vice President
Meyrick Douglas	Senior Vice President, Chief Risk Officer
Michael R. Estep 213 Washington Street Newark, NJ 07102	Senior Vice President
Alan M. Finkelstein	Senior Vice President, Finance and Corporate Treasurer
Margaret M. Foran	Senior Vice President, Chief Governance Officer and Corporate Secretary
Bradley O. Harris 213 Washington Street Newark, NJ 07102	Senior Vice President and Chief Actuary
Jonathan Harris	Senior Vice President
Bradford O. Hearn 213 Washington Street Newark, NJ 07102	Senior Vice President
Salene Hitchcock-Gear 213 Washington Street Newark, NJ 07102	Senior Vice President
Nandini Mongia	Senior Vice President and President of Prudential Open Architecture Solutions
Cecilia Orchard	Senior Vice President, Chief Auditor
Lata N. Reddy	Senior Vice President
Timothy L. Schmidt 655 Broad Street Newark, NJ 07102	Senior Vice President and Chief Investment Officer
James J. Shea	Senior Vice President
Dylan J. Tyson 1 Corporate Drive Shelton, CT 06484	Senior Vice President
George P. Waldeck 213 Washington Street Newark, NJ 07102	Senior Vice President
*	The address of each Director and Officer named is 751 Broad Street, Newark, NJ 07102, unless otherwise noted.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:

Registrant is a separate account of The Prudential Insurance Company of America (“Prudential”), a stock life insurance company organized under the laws of the State of New Jersey and a subsidiary of Prudential Financial, Inc. The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc. (“PFI”), Registration No. 001-16707, filed February 21, 2024, the text of which is hereby incorporated.

In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential’s Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in seven of its separate accounts, shares of The Prudential Series Fund, a Delaware statutory trust. The balance of the shares of The Prudential Series Fund are held in separate accounts of Pruco Life Insurance Company, a wholly-owned subsidiary of Prudential, and Pruco Life Insurance Company of New Jersey, a wholly-owned subsidiary of Pruco Life Insurance Company and separate accounts of certain non- Prudential insurers. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential’s Gibraltar Fund, Inc. and The Prudential Series Fund, Inc. are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Registrant may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.

Prudential is a stock life insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

ITEM 30. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his/her position with such trust or corporation.

New Jersey, being the state of organization of The Prudential Insurance Company of America (“Prudential”), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential’s by-law, Article VII, Section 1, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (f)(ii) to Post-Effective Amendment No. 32 to Form N-6, Registration No. 33-20000, filed April 21, 2009, on behalf of The Prudential Variable Appreciable Account. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (“PAD”)

PAD serves as principal underwriter for variable annuities issued by various insurance companies. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Qualified Individual Variable Contract Account, The Prudential Individual Variable Contract Account, Prudential’s Annuity Plan Account, Prudential’s Investment Plan Account, and Prudential’s Annuity Plan Account-2. In addition, PAD serves as principal underwriter for variable annuities issued by Fortitude Life Insurance & Annuity Company and its Fortitude Life Insurance & Annuity Company Variable Account B.

(b) Information concerning the officers and directors of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Christine A. Hartnett One Corporate Drive Shelton, Connecticut 06484	President and Chief Operating Officer

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Chairman, Chief Executive Officer and Director
Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Director
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Kevin Chaillet 655 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Shane T. McGrath One Corporate Drive Shelton, Connecticut 06484	Chief Compliance Officer and Vice President
Suzanne Amari One Corporate Drive Shelton, Connecticut 06484	Director
Amy M. Woltman 751 Broad Street Newark, New Jersey, 07102	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer

(c) Commissions received by PAD during 2023 with respect to all individual annuities issued by Prudential Insurance Company of America.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
Prudential Annuities Distributors, Inc.*	$3,326,441	$-0-	$-0-	$-0-
*	PAD did not retain any of these commissions.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Provided in the Registrant’s most recent report on Form N-CEN.

ITEM 33. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 34. FEE REPRESENTATION

The Prudential Insurance Company of America (Prudential) hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Prudential under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this 22nd day of October 2024.

PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT REGISTRANT
By:	/s/ Charles F. Lowrey*
Charles F. Lowrey President and Chief Executive Officer
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA DEPOSITOR
By:	/s/ Charles F. Lowrey*
Charles F. Lowrey President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Charles F. Lowery* Charles F. Lowery	Chairman, Director, President and Chief Executive Officer	October 22, 2024
Robert M. Falzon* Robert M. Falzon	Vice Chairman and Director	October 22, 2024
Yanela C. Frias* Yanela C. Frias	Executive Vice President and Chief Financial Officer	October 22, 2024
Robert D. Axel* Robert D. Axel	Senior Vice President, Principal Accounting Officer and Controller	October 22, 2024
Gilbert F. Casellas* Gilbert F. Casellas	Director	October 22, 2024
Carmine Di Sibio* Carmine Di Sibio	Director	October 22, 2024
Martina Hund-Mejean* Martina Hund-Mejean	Director	October 22, 2024
Wendy E. Jones* Wendy E. Jones	Director	October 22, 2024
Kathleen A. Murphy* Kathleen A. Murphy	Director	October 22, 2024
Sandra Pianalto* Sandra Pianalto	Director	October 22, 2024
Christine A. Poon* Christine A. Poon	Director	October 22, 2024
Douglas A. Scovanner* Douglas A. Scovanner	Director	October 22, 2024
Michael A. Todman* Michael A. Todman	Director	October 22, 2024

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
*	Executed by Elizabeth L. Gioia on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No.	Description
(l)(1)	Written Consent of Independent Registered Public Accounting Firm.
(l)(2b)	Power of Attorney: Carmine Di Sibio